Expense Example - StrategicAdvisersSmall-MidCapFund-PRO - StrategicAdvisersSmall-MidCapFund-PRO - Strategic Advisers Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 44
3 years	150
5 years	312
10 years	$ 783